PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets, net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deductible input VAT	747,067	1,113,018	156,765
Prepaid rental and deposits	169,485	191,972	27,039
Prepayments for materials and advertising fees	108,638	134,956	19,008
Prepaid operating expenses	36,573	81,293	11,450
Interest receivables	204	4,183	589
Others	15,752	19,496	2,746

	1,077,719	1,544,918	217,597